Derivative Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Apr. 20, 2026	Dec. 31, 2023
Derivative Financial Instruments
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					15,000,000
Forge Nano, Inc.
Derivative Financial Instruments
Amount of outstanding debt	$ 2,000
Exercised		0	(26,172)	(65,430)
Forge Nano, Inc. | OIC LLC
Derivative Financial Instruments
Nominal exercise price						$ 0.01
Warrants exercise term				30 days
Denominator to calculate shares				$ 5,000		$ 5,000
Amount of outstanding debt	$ 2,000
Exercised	26,172
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 76.41
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						65,430
Forge Nano, Inc. | Warrants with issue price 76.42 | OIC LLC
Derivative Financial Instruments
Nominal exercise price						$ 7,642
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						261,722
Forge Nano, Inc. | Warrants with Issue Price 0.01 | OIC LLC
Derivative Financial Instruments
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						65,430